Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income
Net gain on divestment of intellectual property			€ 2,931
Grant income	€ 441	€ 640	75
Other income			5
Total other income	€ 441	€ 640	€ 3,011